Annual Fund Operating Expenses - Burney U.S. Factor Rotation ETF - Burney U.S. Factor Rotation ETF Class	Nov. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.79%